Stock Options (Details 1) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Schedule of weighted average remaining contractual life of options outstanding
Stock Options Outstanding	15,950,000	15,950,000	15,950,000	15,950,000
Stock Options Exercisable	15,950,000	15,950,000	15,950,000	15,950,000
Exercisable Prices One [Member]
Schedule of weighted average remaining contractual life of options outstanding
Exercisable Price	$ 0.09	$ 0.09	$ 0.09	$ 0.09
Stock Options Outstanding	2,450,000	2,450,000	2,450,000	2,450,000
Stock Options Exercisable	2,450,000	2,450,000	2,450,000	2,450,000
Weighted Average Remaining Contractual Life (years)	1 year 8 months 23 days	2 years 8 months 23 days	2 years 2 months 23 days	3 years 2 months 23 days
Exercisable Prices Two [Member]
Schedule of weighted average remaining contractual life of options outstanding
Exercisable Price	$ 0.26	$ 0.26	$ 0.26	$ 0.26
Stock Options Outstanding	13,500,000	13,500,000	13,500,000	13,500,000
Stock Options Exercisable	13,500,000	13,500,000	13,500,000	13,500,000
Weighted Average Remaining Contractual Life (years)	2 years 2 months 5 days	3 years 2 months 5 days	2 years 4 months 13 days	3 years 8 months 2 days